Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current tax expense	¥ 18,018		¥ 19,687
Deferred tax benefit	(9,818)		(11,287)
Income tax expense, amount	¥ 8,200	$ 1,209	¥ 8,400